Reply Attention of	Cam McTavish
Direct Tel.	604.891.7731
EMail Address	czm@cwilson.com
Our File No.	29537-0001 / CW1015864.1

January 5, 2007

VIA COURIER AND EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549-7010

USA

Attention:	Edward M. Kelly, Esq.

Jennifer K. Thompson

Dear Sirs/Mesdames:

Re: Lions Gate Lighting Corp. Pre-effective Amendment 2 to Registration Statement on Form SB-2 Filed on November 29, 2006 File No. 333-135717

                              Thank you for your letter of December 27, 2006 with respect to Amendment No. 2 of the Form SB-2 of Lions Gate Lighting Corp. (the “Company”), filed on November 29, 2006.

We enclose three black-lined copies of Amendment No. 3 of the Form SB-2 (the “Form SB-2/A”). Our responses are numbered in a manner that corresponds with your comments as set out in your letter of December 27, 2006.

Financial Statements for the Period Ended August 31, 2006

Note 5. Commitment, page 54

1.            Please update your footnote to provide the additional disclosure seen on pages 23 and 27 that indicates that you do not anticipate that you will be able to satisfy the minimum product purchase requirement and that you are currently negotiating an extension or amendment to this distribution agreement.

As requested, the Company has revised Note 5 to reflect the disclosure as set out on pages 23 and 27.

We look forward to any further comments you may have regarding the Form SB-2/A or with respect to any of the above responses. Should you have any questions, please do not hesitate to

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Yours truly,

CLARK WILSON LLP

Per: /s/ Cam McTavish

Cam McTavish

czm

CW1015864.1